As filed with the Securities and Exchange Commission on May 20, 2011

1933 Act File No. 333-165300
1940 Act File No. 811-22394

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 2	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 3	[X]

(Check appropriate box or boxes.)

CHOU AMERICA MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)
c/o Atlantic Fund Services
Three Canal Plaza, Suite 600
Portland, Maine 04101

Registrant’s Telephone Number, including Area Code:
(207) 347-2088

Megan Hadley Koehler
Atlantic Fund Services
Three Canal Plaza, Suite 600
Portland, Maine 04101

Copy to:
Francine J. Rosenberger
K&L Gates LLP
1601 K Street, NW
Washington, D.C. 20006-1600

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ] on ______, pursuant to Rule 485, paragraph (b)(1)
[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ] on ______, pursuant to Rule 485, paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ] on ______, pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 2 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 1 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Toronto and the Province of Ontario, Canada on May 20, 2011.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis Chou
Francis S.M. Chou
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on May 20, 2011.

(a)	Principal Executive Officer

/s/ Francis Chou
Francis S.M. Chou
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Michael J. McKeen
Michael J. McKeen
Principal Financial Officer

(c)	A majority of the Trustees

Francis S.M. Chou, Trustee*
David McLean, Trustee*
Lily Pinarello, Trustee*

By:
/s/ Megan Hadley Koehler
Megan Hadley Koehler
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.

EXHBITIS LIST

EXHIBIT

Instance Document	Ex-101.INS

Schema Document	Ex-101.SCH

Definition Linkbase Document	Ex-101.DEF

Label Linkbase Document	Ex-101.LAB

Presentation Linkbase Document	Ex-101.PRE